Note 6 - Prepaid Expenses and Other Current Assets	3 Months Ended	12 Months Ended
	Jan. 31, 2019	Oct. 31, 2018
Notes to Financial Statements
Other Current Assets [Text Block]
Note
6.
Prepaid Expenses and Other Current Assets

The significant components of prepaid expenses and other current assets at
January 31, 2019
for the Successor and at
October 31, 2018
for the Predecessor are comprised of the following:

	Successor	Predecessor
	January 31,	October 31,
(in thousands)	2019	2018
Prepaid insurance	$3,975	$348
Prepaid licenses and deposits	649	236
Prepaid rent	370	326
Prepaid sponsor fees	280	667
Other prepaids	2,510	2,370
Total prepaid expenses and other current assets	$7,784	$3,947

Note
5.
Prepaid Expenses and Other Current Assets

The significant components of prepaid expenses and other current assets as of
October 31, 2018
and
2017,
are as follows:

	2018	2017

Prepaid insurance	$348,226	$996,391
Prepaid licenses and deposits	236,407	144,470
Prepaid rent	326,254	204,320
Prepaid sponsor fees	666,666	666,666
Other prepaids	2,368,779	1,656,988
Total prepaid expenses and other current assets	$3,946,332	$3,668,835